Leasing - Schedule of Discount Rates (Details)	12 Months Ended
Dec. 31, 2023
Up to five years [member] | Period 2022 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.48%
Monthly rate	0.53%
Six to ten years [member] | Period 2022 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.59%
Monthly rate	0.54%
Eleven to fifteen years [member] | Period 2022 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.64%
Monthly rate	0.54%
Sixteen to thirty years [member] | Period 2022 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.65%
Monthly rate	0.54%
Up to seven years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.82%
Monthly rate	0.55%
Eight to nine years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.90%
Monthly rate	0.56%
Ten to twelve years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	6.99%
Monthly rate	0.57%
Thirteen to twenty-two years [Member] | Period 2023 [Member]
IfrsStatementLineItems [Line Items]
Annual rate	7.19%
Monthly rate	0.58%